SHARE-BASED COMPENSATION - Summary of Estimated Fair Value of Stock Options Using the Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Black-Scholes Option Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)	5 years 10 months 24 days
Weighted average expected volatility	87.20%
Risk-free interest rate	4.40%
Dividend yield	0.00%
Binomial Option Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)		10 years	10 years
Weighted average expected volatility		59.20%	55.20%
Risk-free interest rate		3.90%
Exercise Multiple		2.8	2.8
Dividend yield		0.00%	0.00%
Binomial Option Pricing Model | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.90%
Binomial Option Pricing Model | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			3.50%